United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7115

(Investment Company Act File Number)

Federated Hermes Total Return Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/22

Date of Reporting Period: Six months ended 03/31/22

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2022

Share Class | Ticker	A* | FGFSX	Institutional | FGFIX	R6 | FGFMX
*formerly Service Shares

Federated Hermes Core Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2021 through March 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Corporate Debt Securities	34.0%
U.S. Government Agency Mortgage-Backed Securities	23.0%
Agency Risk Transfer Securities	11.2%
U.S. Treasury Securities	9.3%
Non-Agency Commercial Mortgage-Backed Security	7.3%
U.S. Government Agency Security	6.8%
Asset-Backed Securities	1.8%
Collateralized Mortgage Obligations	0.8%
Non-Agency Mortgage-Backed Securities	0.7%
Foreign Governments/Agencies	0.7%
U.S. Government Agency Adjustable Rate Mortgages	0.6%
U.S. Government Agency Commercial Mortgage-Backed Security	0.2%
Cash Equivalents[3]	4.6%
Derivative Contracts[4]	(2.6)%
Repurchase Agreement	0.5%
Other Assets and Liabilities—Net[5]	1.1%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund), in which the Fund invested greater than 10% of its net assets are not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3	Cash Equivalents include any investments in money market mutual funds.
4
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount or Shares			Value
		AGENCY RISK TRANSFER SECURITIES— 11.2%
$ 111,505	[1]	FHLMC - STACR, Series 2015-DNA, Class M3, 4.357% (1-month USLIBOR +3.900%), 12/25/2027	$ 111,885
881,089	[1]	FHLMC - STACR, Series 2017-DNA3, Class M2, 2.957% (1-month USLIBOR +2.500%), 3/25/2030	886,607
491,426	[1]	FNMA - CAS 2016-C04, Class 1M2, 4.707% (1-month USLIBOR +4.250%), 1/25/2029	502,953
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $1,547,489)	1,501,445
		U.S. TREASURIES— 9.3%
		U.S. Treasury Bonds— 6.6%
415,000		1.750%, 8/15/2041	360,285
540,000		2.375%, 11/15/2049	529,151
		TOTAL	889,436
		U.S. Treasury Notes— 2.7%
400,000		1.250%, 8/15/2031	363,641
		TOTAL U.S. TREASURIES (IDENTIFIED COST $1,351,268)	1,253,077
		COMMERCIAL MORTGAGE-BACKED SECURITY— 7.3%
		Non-Agency Commercial Mortgage-Backed Security— 7.3%
1,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036 (IDENTIFIED COST $1,029,990)	976,067
		GOVERNMENT AGENCY— 6.8%
		Federal Farm Credit System— 6.8%
1,000,000		0.700%, 1/27/2027 (IDENTIFIED COST $1,000,000)	910,816
		MORTGAGE-BACKED SECURITIES— 3.0%
		Federal Home Loan Mortgage Corporation— 0.7%
14,888		7.500%, 1/1/2027	16,030
1,832		7.500%, 1/1/2031	2,043
708		7.500%, 1/1/2031	775
1,309		7.500%, 1/1/2031	1,455
12,636		7.500%, 2/1/2031	14,098
58,850		7.500%, 2/1/2031	65,952
		TOTAL	100,353
		Federal National Mortgage Association— 1.7%
16,966		5.000%, 4/1/2036	18,084
124,495		5.500%, 11/1/2035	134,885
28,099		6.000%, 2/1/2026	30,168
1,906		6.000%, 5/1/2036	2,105
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES— continued
		Federal National Mortgage Association— continued
$ 402		6.500%, 7/1/2029	$ 436
725		6.500%, 5/1/2030	784
3,405		6.500%, 2/1/2031	3,722
2,890		6.500%, 4/1/2031	3,163
198		6.500%, 4/1/2031	218
3,756		6.500%, 5/1/2031	4,109
3,688		6.500%, 6/1/2031	4,036
6,392		6.500%, 7/1/2031	7,033
795		6.500%, 8/1/2031	860
2,514		7.000%, 4/1/2029	2,771
774		7.000%, 4/1/2029	853
4,019		7.000%, 5/1/2029	4,398
1,914		7.000%, 2/1/2030	2,117
1,958		8.000%, 12/1/2026	2,109
		TOTAL	221,851
		Government National Mortgage Association— 0.6%
10,486		5.000%, 7/15/2023	10,658
5,132		7.000%, 10/15/2028	5,542
1,012		7.000%, 12/15/2028	1,094
2,842		7.000%, 2/15/2029	3,025
1,185		7.000%, 6/15/2029	1,288
3,975		8.000%, 10/15/2030	4,388
55,384		8.000%, 11/15/2030	61,504
		TOTAL	87,499
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $376,528)	409,703
		ASSET-BACKED SECURITIES— 1.1%
		Auto Receivables— 0.4%
50,000		CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	47,261
		Single Family Rental Security— 0.7%
100,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	96,459
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $148,946)	143,720
	[1]	ADJUSTABLE RATE MORTGAGES— 0.6%
		Federal Home Loan Mortgage Corporation ARM— 0.1%
14,475		1.965%, 7/1/2035	14,912
		Federal National Mortgage Association ARM— 0.5%
19,702		1.995%, 7/1/2034	20,345
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association ARM— continued
$ 45,678		2.550%, 2/1/2036	$ 47,509
		TOTAL	67,854
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $79,854)	82,766
		COLLATERALIZED MORTGAGE OBLIGATIONS— 0.3%
		Federal National Mortgage Association— 0.1%
19,794		REMIC, Series 1999-13, Class PH, 6.000%, 4/25/2029	20,938
		Non-Agency Mortgage-Backed Securities— 0.2%
73,939		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	25,526
3,796	[2]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1,172
		TOTAL	26,698
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $96,045)	47,636
		INVESTMENT COMPANIES— 61.0%
437,214		Federated Hermes Corporate Bond Strategy Portfolio	4,761,263
270,175		Federated Hermes Government Obligations Fund, Premier Shares, 0.19%[3]	270,175
341,666		Mortgage Core Fund	3,156,993
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $8,785,448)	8,188,431
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $14,415,568)[4]	13,513,661
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(85,787)
		TOTAL NET ASSETS—100%	$13,427,874
At March 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[2]United States Treasury Notes 2-Year Long Futures	5	$1,059,609	June 2022	$(13,721)
[2]United States Treasury Notes 10-Year Long Futures	5	$614,375	June 2022	$238
Short Futures:
[2]United States Treasury Notes 10-Year Ultra Short Futures	2	$270,937	June 2022	$8,152
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(5,331)
Semi-Annual Shareholder Report
4

At March 31, 2022, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 03/31/2022[6]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
OTC Swap:
GOLDMAN SACHS AND CO.	CMBX.NA. BBB-.11	Sell	3.000%	11/18/2054	1.50%	$1,000,000	$(79,945)	$(54,097)	$(25,848)
TOTAL CREDIT DEFAULT SWAPS							$(79,945)	$(54,097)	$(25,848)
Net Unrealized Appreciation/Depreciation on Futures and Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
	Federated Hermes Corporate Bond Strategy Portfolio	Federated Hermes Government Obligations Fund, Premier Shares	Mortgage Core Fund	Total of Affiliated Transactions
Value as of 9/30/2021	$6,228,970	$1,155,308	$0	$7,384,278
Purchases at Cost	$750,000	$5,676,927	$3,510,148	$9,937,075
Proceeds from Sales	$(1,600,000)	$(6,562,060)	$(250,000)	$(8,412,060)
Change in Unrealized Appreciation/Depreciation	$(500,474)	N/A	$(98,790)	$(599,264)
Net Realized Gain/(Loss)	$(117,233)	N/A	$(4,365)	$(121,598)
Value as of 3/31/2022	$4,761,263	$270,175	$3,156,993	$8,188,431
Shares Held as of 3/31/2022	437,214	270,175	341,666	1,049,055
Dividend Income	$101,137	$176	$10,153	$111,466
Gain Distributions Received	$40,548	$—	$—	$40,548
The Fund invests in Federated Hermes Corporate Bond Strategy Portfolio (FCP), a diversified portfolio of Federated Hermes Managed Pool Series (the “Trust”) which is also managed by the Adviser. The investment objective of FCP is to provide total return. Income distributions from FCP are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of FCP, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. At March 31, 2022, FCP represents 35.5% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of FCP. A copy of FCP’s financial statements is available on the EDGAR Database on the SEC’s website or upon request from the Fund.
1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
Semi-Annual Shareholder Report
5

5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/
performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
6

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Agency Risk Transfer Securities	$—	$1,501,445	$—	$1,501,445
U.S. Treasury Securities	—	1,253,077	—	1,253,077
Commercial Mortgage-Backed Security	—	976,067	—	976,067
Government Agency	—	910,816	—	910,816
Mortgage-Backed Securities	—	409,703	—	409,703
Asset-Backed Securities	—	143,720	—	143,720
Adjustable Rate Mortgages	—	82,766	—	82,766
Collateralized Mortgage Obligations	—	47,636	—	47,636
Investment Companies	8,188,431	—	—	8,188,431
TOTAL SECURITIES	$8,188,431	$5,325,230	$—	$13,513,661
Other Financial Instruments:
Assets
Futures Contracts	$8,390	$—	$—	$8,390
Liabilities
Futures Contracts	(13,721)	—	—	(13,721)
Swap Contracts	—	(79,945)	—	(79,945)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(5,331)	$(79,945)	$—	$(85,276)

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
STACR	—Structured Agency Credit Risk
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.87	$9.77	$9.63	$9.25	$9.59	$9.81
Income From Investment Operations:
Net investment income (loss)	0.06[2]	0.12[2]	0.17[2]	0.23	0.22	0.18
Net realized and unrealized gain (loss)	(0.66)	0.17	0.20	0.39	(0.33)	(0.18)
Total From Investment Operations	(0.60)	0.29	0.37	0.62	(0.11)	—
Less Distributions:
Distributions from net investment income	(0.15)	(0.19)	(0.23)	(0.24)	(0.23)	(0.22)
Net Asset Value, End of Period	$9.12	$9.87	$9.77	$9.63	$9.25	$9.59
Total Return[3]	(6.18)%	2.94%	3.89%	6.82%	(1.19)%	0.00%[4]
Ratios to Average Net Assets:
Net expenses[5]	0.58%[6]	0.62%	0.66%	0.80%	0.81%	0.81%
Net investment income	1.49%[6]	1.24%	1.75%	2.46%	2.33%	1.91%
Expense waiver/reimbursement[7]	1.69%[6]	1.47%	1.11%	0.69%	0.44%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,056	$2,521	$4,534	$4,540	$7,143	$11,269
Portfolio turnover[8]	84%	216%	333%	391%[9]	72%	277%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	35%	82%	203%	186%	18%	63%

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
2	Per share number has been calculated using the average shares method.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Represents less than 0.01%.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.88	$9.78	$9.63	$9.25	$9.59	$9.82
Income From Investment Operations:
Net investment income (loss)	0.04[1]	0.15[1]	0.21[1]	0.26	0.25	0.21
Net realized and unrealized gain (loss)	(0.63)	0.16	0.20	0.39	(0.33)	(0.19)
Total From Investment Operations	(0.59)	0.31	0.41	0.65	(0.08)	0.02
Less Distributions:
Distributions from net investment income	(0.16)	(0.21)	(0.26)	(0.27)	(0.26)	(0.25)
Net Asset Value, End of Period	$9.13	$9.88	$9.78	$9.63	$9.25	$9.59
Total Return[2]	(6.05)%	3.23%	4.30%	7.14%	(0.89)%	0.20%
Ratios to Average Net Assets:
Net expenses[3]	0.33%[4]	0.33%	0.37%	0.50%	0.51%	0.50%
Net investment income	1.75%[4]	1.53%	2.15%	2.75%	2.63%	2.21%
Expense waiver/reimbursement[5]	1.67%[4]	1.34%	0.84%	0.48%	0.24%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,372	$17,173	$22,347	$44,841	$90,789	$121,240
Portfolio turnover[6]	84%	216%	333%	391%[7]	72%	277%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	35%	82%	203%	186%	18%	63%

1	Per share number has been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
7	The portfolio turnover rate was higher from the prior year as a result of significant client activity and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended (unaudited) 3/31/2022[1]
Net Asset Value, Beginning of Period	$9.85
Income From Investment Operations:
Net investment income (loss)	0.16
Net realized and unrealized (loss)	(0.73)
Total From Investment Operations	(0.57)
Less Distributions:
Distributions from net investment income	(0.16)
Net Asset Value, End of Period	$9.12
Total Return[2]	(6.16)%
Ratios to Average Net Assets:
Net expenses[3]	0.30%
Net investment income	0.30%
Expense waiver/reimbursement[4]	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
Portfolio turnover[6]	84%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	35%

1	Reflects operations for the period from November 26, 2021 (date of initial investment) to March 31, 2022.
2
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than $1,000.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
March 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $8,188,431 of investment in affiliated holdings* (identified cost $14,415,568)	$13,513,661
Cash	2,335
Income receivable	36,749
Receivable for investments sold	76
Receivable for variation margin on futures contracts	1,264
Receivable for periodic payments from swap contracts	582
Prepaid expenses	37,241
Total Assets	13,591,908
Liabilities:
Payable for investments purchased	5,662
Payable for shares redeemed	11,091
Swaps, at value (premium received $54,097)	79,945
Income distribution payable	11,916
Payable to adviser (Note 5)	2,509
Payable for administrative fee (Note 5)	29
Payable for custodian fees	4,073
Payable for portfolio accounting fees	43,147
Payable for other service fees (Notes 2 and 5)	452
Accrued expenses (Note 5)	5,210
Total Liabilities	164,034
Net assets for 1,470,617 shares outstanding	$13,427,874
Net Assets Consist of:
Paid-in capital	$16,433,906
Total distributable earnings (loss)	(3,006,032)
Total Net Assets	$13,427,874
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:[1]
Net asset value per share ($2,055,736 ÷ 225,299 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.12
Offering price per share (100/95.50 of $9.12)	$9.55
Redemption proceeds per share	$9.12
Institutional Shares:
Net asset value per share ($11,372,045 ÷ 1,245,308 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.13
Offering price per share	$9.13
Redemption proceeds per share	$9.13
Class R6 Shares:[2]
Net asset value per share ($93 ÷ 10 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.12
Offering price per share	$9.12
Redemption proceeds per share	$9.12

*	See information listed after the Fund’s Portfolio of Investments.
1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
2	Actual net asset value per share presented differs from calculated net asset value per share due to rounding.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended March 31, 2022 (unaudited)

Investment Income:
Dividends received from affiliated holdings*	$111,466
Interest	69,816
TOTAL INCOME	181,282
Expenses:
Investment adviser fee (Note 5)	30,550
Administrative fee (Note 5)	7,287
Custodian fees	4,342
Transfer agent fees (Note 2)	9,040
Directors’/Trustees’ fees (Note 5)	1,218
Auditing fees	16,969
Legal fees	4,643
Portfolio accounting fees	52,704
Other service fees (Notes 2 and 5)	2,793
Share registration costs	35,432
Printing and postage	9,957
Miscellaneous (Note 5)	1,112
TOTAL EXPENSES	176,047
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(30,550)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(115,774)
TOTAL WAIVERS AND REIMBURSEMENTS	(146,324)
Net expenses	29,723
Net investment income	151,559
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Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments (including net realized loss of $(121,598) on sales of investments in affiliated holdings*)	$(440,400)
Net realized gain on futures contracts	26,742
Net realized gain on swap contracts	10,613
Realized gain distribution from affiliated investment company shares	40,548
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $(599,264) on investments in affiliated holdings*)	(795,976)
Net change in unrealized depreciation of futures contracts	3,952
Net change in unrealized appreciation of swap contracts	(25,848)
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(1,180,369)
Change in net assets resulting from operations	$(1,028,810)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2022	Year Ended 9/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$151,559	$350,315
Net realized gain (loss)	(362,497)	1,226,935
Net change in unrealized appreciation/depreciation	(817,872)	(760,438)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,028,810)	816,812
Distributions to Shareholders:
Class A Shares	(33,858)	(69,841)[1]
Institutional Shares	(252,933)	(433,386)
Class R6 Shares[2]	(1)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(286,792)	(503,227)
Share Transactions:
Proceeds from sale of shares	433,468	2,410,257
Net asset value of shares issued to shareholders in payment of distributions declared	205,975	374,062
Cost of shares redeemed	(5,589,023)	(10,285,290)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,949,580)	(7,500,971)
Change in net assets	(6,265,182)	(7,187,386)
Net Assets:
Beginning of period	19,693,056	26,880,442
End of period	$13,427,874	$19,693,056

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
2	The Fund’s R6 Class commenced operations on November 26, 2021.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Core Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
Prior to May 27, 2021, the name of the Fund was Federated Hermes Select Total Return Bond Fund.
The Fund’s Class R6 Shares commenced operations on November 26, 2021.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the
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repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $146,324 is disclosed in this Note 2 and in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended March 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$1,169	$(350)
Institutional Shares	7,871	(2,376)
Class R6 Shares	—	—
TOTAL	$9,040	$(2,726)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$2,793
For the six months ended March 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
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Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to manage market and sector/asset class risks by either selling protection to increase exposure, or buying protection to reduce exposure. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum exposure to loss of the notional value of credit default swaps outstanding at March 31, 2022, is $1,000,000. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Swap contracts are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. The cash or securities deposited in a segregated account, offsets the amount due to the broker reducing the net settlement amount to zero.
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Swap contracts outstanding, at period end, including net unrealized appreciation/depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap contracts held by the Fund throughout the period was $714,286. This is based on amounts held as of each month-end throughout the six-month period.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $1,633,703 and $335,819, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
For the six months ended March 31, 2022, the Fund had no written option contracts.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$(5,331)*		$—
Credit contracts		—	Swaps, at fair value	79,945
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$(5,331)		$79,945

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$26,742	$26,742
Credit contracts	10,613	—	10,613
TOTAL	$10,613	$26,742	$37,355
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Futures Contracts	Total
Interest rate contracts	$—	$3,952	$3,952
Credit contracts	(25,848)	—	(25,848)
TOTAL	$(25,848)	$3,952	$(21,896)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2022		Year Ended 9/30/2021[1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,922	$18,599	41,472	$411,797
Shares issued to shareholders in payment of distributions declared	2,183	21,007	4,350	43,159
Shares redeemed	(34,079)	(333,298)	(254,477)	(2,522,533)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(29,974)	$(293,692)	(208,655)	$(2,067,577)
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	42,475	$414,769	200,476	$1,998,460
Shares issued to shareholders in payment of distributions declared	19,176	184,968	33,348	330,903
Shares redeemed	(554,395)	(5,255,725)	(781,278)	(7,762,757)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(492,744)	$(4,655,988)	(547,454)	$(5,433,394)
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	Six Months Ended 3/31/2022[2]		Year Ended 9/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	10	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	10	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(522,708)	$(4,949,580)	(756,109)	$(7,500,971)

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective May 27, 2021.
2	Reflects operations for the period from November 26, 2021 (date of initial investment) to March 31, 2022.
4. FEDERAL TAX INFORMATION
At March 31, 2022, the cost of investments for federal tax purposes was $14,415,568. The net unrealized depreciation of investments for federal tax purposes was $901,907. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,242 and net unrealized depreciation from investments for those securities having an excess of cost over value of $939,149. The amounts presented are inclusive of derivative contracts.
As of September 30, 2021, the Fund had a capital loss carryforward of $1,765,997 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,765,997	$—	$1,765,997
At September 30, 2021, for federal income tax purposes, the Fund had $10,739 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.35% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons
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such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the six months ended March 31, 2022, the Adviser voluntarily waived $30,550 of its fee and voluntarily reimbursed $115,774 of other operating expenses.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2022, the Adviser did not reimburse advisory fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2022, the annualized fee paid to FAS was 0.083% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. Effective May 27, 2021, in connection with the re-designation of Service Shares as Class A Shares, the distribution expense under the plan was reduced from 0.25% to 0.05% of average daily net assets annually. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2022, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2022, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended March 31, 2022, FSSC received $125 of the other service fees disclosed in Note 2.
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Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2021, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.58%, 0.33% and 0.32% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2022 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2022, were as follows:
Purchases	$4,359,112
Sales	$1,850,000
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2022, the Fund had no outstanding loans. During the six months ended March 31, 2022, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2022, there were no outstanding loans. During the six months ended March 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$938.20	$2.80
Institutional Shares	$1,000	$939.50	$1.60
Class R6 Shares	$1,000	$938.40	$1.00[2]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.04	$2.92
Institutional Shares	$1,000	$1,023.29	$1.66
Class R6 Shares	$1,000	$1,023.44	$1.51[2]

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.58%
Institutional Shares	0.33%
Class R6 Shares	0.30%

2
“Actual” expense information for the Fund’s Class R6 Shares is for the period from
November 26, 2021 (date of initial investment) to March 31, 2022. Actual expenses are equal to the Fund’s annualized net expense ratio of 0.30%, multiplied by 126/365 (to reflect the period from initial investment to March 31, 2022). “Hypothetical” expense information for Class R6
Shares is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 182/365 (to reflect the full half-year period).

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Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Core Bond Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
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fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
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with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2020, the Fund’s performance for the one-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of
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investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the May Meetings that, for the year ended December 31, 2020, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2020, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
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Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
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Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Select Total Return Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
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applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
41

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
42

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report
43

Federated Hermes Core Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q804
CUSIP 31428Q887
CUSIP 31423F100
G02367-01 (5/22)
© 2022 Federated Hermes, Inc.

Semi-Annual Shareholder Report
March 31, 2022

Share Class | Ticker	A | FULAX	Institutional | FULIX	Service | FULBX	R6 | FULLX

Federated Hermes Ultrashort Bond Fund
Fund Established 1997

A Portfolio of Federated Hermes Total Return Series, Inc.
Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2021 through March 31, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Asset-Backed Securities	43.6%
Corporate Bonds	39.4%
Collateralized Mortgage Obligations	7.9%
Commercial Mortgage-Backed Securities	1.8%
Non-Agency Mortgage-Backed Securities	0.7%
Adjustable Rate Mortgages[3]	0.0%
Mortgage-Backed Securities[3,4]	0.0%
Derivative Contracts[5]	0.2%
Bank Loan Core Fund	4.5%
Federated Hermes Conservative Microshort Fund	0.7%
Securities Lending Collateral[6]	0.1%
Cash Equivalents[7]	1.3%
Other Assets and Liabilities—Net[8]	(0.2)%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.

3	Represents less than 0.1%.
4	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
5
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

6	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2022 (unaudited)
Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— 43.6%
	Auto Receivables— 23.4%
$ 2,590,000	AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	$ 2,573,365
2,000,000	AmeriCredit Automobile Receivables Trust 2020-2, Class C, 1.480%, 2/18/2026	1,968,989
5,320,000	AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,200,825
6,000,000	AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	5,771,647
17,825,000	AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	17,041,966
27,000,000	AmeriCredit Automobile Receivables Trust 2021-1, Class D, 1.210%, 12/18/2026	25,712,216
15,500,000	AmeriCredit Automobile Receivables Trust 2021-2, Class C, 1.010%, 1/19/2027	14,589,625
63,000,000	BMW Vehicle Lease Trust 2021-2, Class A3, 0.330%, 12/26/2024	61,260,425
1,709,378	Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	1,707,923
18,002,000	Canadian Pacer Auto Receivable 2021-1A, Class B, 1.120%, 12/21/2026	16,884,822
7,000,000	Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,026,508
9,500,000	CarMax Auto Owner Trust 2021-1, Class B, 0.740%, 10/15/2026	8,978,953
800,000	CarMax Auto Owner Trust 2021-1, Class C, 0.940%, 12/15/2026	750,950
1,750,000	CarMax Auto Owner Trust 2021-1, Class D, 1.280%, 7/15/2027	1,654,126
7,000,000	CarMax Auto Owner Trust 2021-3, Class B, 1.000%, 3/15/2027	6,595,025
12,075,000	CarMax Auto Owner Trust 2021-3, Class C, 1.250%, 5/17/2027	11,453,232
5,600,000	CarMax Auto Owner Trust 2021-3, Class D, 1.500%, 1/18/2028	5,254,013
18,080,488	Carvana Auto Receivables Trust 2021-N3, Class A1, 0.350%, 6/12/2028	17,819,731
1,581,778	Carvana Auto Receivables Trust 2021-N3, Class N, 2.530%, 6/12/2028	1,580,463
72,575	Carvana Auto Receivables Trust 2021-P1, Class N, 2.160%, 12/10/2027	72,561
2,481,979	Carvana Auto Receivables Trust 2021-P2, Class N, 1.880%, 5/10/2028	2,480,007
4,659,712	Carvana Auto Receivables Trust 2021-P3, Class N, 1.990%, 9/11/2028	4,653,391
5,533,521	Carvana Auto Receivables Trust 2021-P4, Class N, 2.150%, 9/11/2028	5,521,159
19,618,250	Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	19,404,200
1,669,598	Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	1,653,565
2,778,688	Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	2,756,522
4,726,316	Chase Auto Credit Linked Notes 2021-1, Class D, 1.174%, 9/25/2028	4,654,123
3,465,965	Chase Auto Credit Linked Notes 2021-1, Class E, 2.365%, 9/25/2028	3,427,005
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 11,982,629		Chase Auto Credit Linked Notes 2021-2, Class B, 0.889%, 12/26/2028	$ 11,748,809
6,009,749		Chase Auto Credit Linked Notes 2021-2, Class C, 0.969%, 12/26/2028	5,897,039
5,346,096		Chase Auto Credit Linked Notes 2021-2, Class D, 1.138%, 12/26/2028	5,244,633
2,949,570		Chase Auto Credit Linked Notes 2021-2, Class E, 2.280%, 12/26/2028	2,907,707
16,664,042		Chase Auto Credit Linked Notes 2021-3, Class B, 0.760%, 2/26/2029	16,216,511
4,355,375		Chase Auto Credit Linked Notes 2021-3, Class C, 0.860%, 2/26/2029	4,229,514
1,969,387		Chase Auto Credit Linked Notes 2021-3, Class E, 2.102%, 2/26/2029	1,927,461
2,569,606		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	2,569,716
322,578		Drive Auto Receivables Trust 2019-4, Class C, 2.510%, 11/17/2025	323,041
4,044,378		Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	4,053,181
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,578,698
11,185,000		Drive Auto Receivables Trust 2021-1, Class C, 1.020%, 6/15/2027	11,027,526
2,773,109		Drive Auto Receivables Trust 2021-2, Class A2, 0.360%, 5/15/2024	2,767,111
42,000,000		Drive Auto Receivables Trust 2021-2, Class B, 0.580%, 12/15/2025	40,974,318
47,000,000		Drive Auto Receivables Trust 2021-2, Class C, 0.870%, 10/15/2027	44,960,273
35,800,000		Enterprise Fleet Financing LLC 2021-3, Class A2, 0.770%, 8/20/2027	34,679,220
7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	7,010,501
11,500,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,443,929
6,750,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,732,899
15,000,000		Ford Credit Auto Lease Trust 2021-A, Class B, 0.470%, 5/15/2024	14,674,971
5,000,000		Ford Credit Auto Lease Trust 2021-A, Class C, 0.780%, 9/15/2025	4,871,022
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,612,434
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,007,196
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	5,819,339
5,000,000		Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	4,736,495
4,280,000		Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	4,107,528
2,565,000		Ford Credit Auto Owner Trust 2021-A, Class C, 0.830%, 8/15/2028	2,422,086
4,200,000		Ford Credit Auto Owner Trust 2022-A, Class A2, 0.730%, 9/15/2024	4,161,375
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2019-3, Class A2, 0.996% (1-month USLIBOR +0.600%), 9/15/2024	5,004,180
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	13,615,271
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,058,281
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,101,885
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,341,700
2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	2,318,610
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,402,435
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	12,598,111
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 5,750,000	General Motors 2020-2, Class B, 0.960%, 10/15/2025	$ 5,583,855
4,000,000	General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,889,742
7,000,000	GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	7,000,530
3,000,000	GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	3,014,107
7,840,000	GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	7,873,578
9,000,000	GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	8,912,038
9,640,000	GM Financial Automobile Leasing Trust 2021-1, Class C, 0.700%, 2/20/2025	9,349,751
10,000,000	GM Financial Automobile Leasing Trust 2021-1, Class D, 1.010%, 7/21/2025	9,735,764
8,000,000	GM Financial Automobile Leasing Trust 2021-2, Class C, 1.010%, 5/20/2025	7,760,917
22,750,000	GM Financial Automobile Leasing Trust 2021-3, Class C, 1.030%, 7/21/2025	21,810,373
3,275,000	GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,303,034
9,000,000	GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,007,460
3,350,000	GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,251,885
2,000,000	GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	1,961,077
8,400,000	GM Financial Securitized Term 2021-1, Class A3, 0.350%, 10/16/2025	8,236,860
1,675,000	GM Financial Securitized Term 2021-1, Class B, 0.750%, 5/17/2027	1,605,146
1,375,000	GM Financial Securitized Term 2021-1, Class C, 1.040%, 5/17/2027	1,314,353
4,250,000	GM Financial Securitized Term 2021-3, Class B, 0.970%, 8/16/2027	3,976,268
1,569,599	Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	1,571,095
5,560,000	Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,587,453
6,500,000	Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,525,307
1,103,272	Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	1,106,240
4,375,000	Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	4,383,651
6,100,000	Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,022,555
30,000,000	Hyundai Auto Lease Securitization Trust 2021-A, Class A3, 0.330%, 1/16/2024	29,710,362
5,150,000	Hyundai Auto Lease Securitization Trust 2021-A, Class B, 0.610%, 10/15/2025	5,042,519
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 20,050,000		Hyundai Auto Lease Securitization Trust 2021-B, Class B, 0.620%, 3/16/2026	$ 19,381,411
34,000,000		Hyundai Auto Lease Securitization Trust 2021-C, Class B, 0.760%, 2/17/2026	32,653,926
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,091,761
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,744,247
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	4,901,565
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	3,985,507
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,144,236
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	6,039,300
9,330,000		Hyundai Auto Receivables Trust 2021-B, Class B, 0.910%, 2/16/2027	8,760,710
5,000,000		Hyundai Auto Receivables Trust 2021-B, Class C, 1.120%, 2/15/2028	4,656,565
8,601,485		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	8,604,062
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,339,069
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	18,027,179
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	3,977,720
20,000,000		NextGear Floorplan Master Owner Trust 2021-1A, Class A, 0.850%, 7/15/2026	19,101,077
7,650,000	[1]	NextGear Floorplan Master Owner Trust 2022-1A, Class A1, 1.099% (30-DAY AVERAGE SOFR +1.050%), 3/15/2027	7,655,355
2,727,382		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	2,710,063
8,613,202		Santander Bank Auto Credit-Linked Notes 2021-1A, Class B, 2.695%, 12/15/2031	8,461,972
3,205,958		Santander Consumer Auto Receivable 2021-AA, Class A2, 0.230%, 11/15/2023	3,202,985
1,500,000		Santander Consumer Auto Receivable 2021-AA, Class D, 1.570%, 1/15/2027	1,420,873
1,750,000		Santander Consumer Auto Receivable 2021-AA, Class E, 3.280%, 3/15/2027	1,685,753
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,089,444
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	1,964,856
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	3,006,064
2,051,087		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	2,053,482
17,550,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	17,611,208
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	9,935,027
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 32,125,000	Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	$ 31,878,566
4,100,000	Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	4,008,321
15,244,000	Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	14,843,523
10,206,216	Santander Drive Auto Receivables Trust 2021-1, Class A3, 0.320%, 9/16/2024	10,192,642
55,000,000	Santander Drive Auto Receivables Trust 2021-1, Class D, 1.130%, 11/16/2026	53,501,236
41,680,000	Santander Drive Auto Receivables Trust 2021-3, Class B, 0.600%, 12/15/2025	40,988,558
33,000,000	Santander Drive Auto Receivables Trust 2021-3, Class C, 0.950%, 9/15/2027	32,105,215
34,000,000	Santander Drive Auto Receivables Trust 2021-3, Class D, 1.330%, 9/15/2027	32,470,945
11,000,000	Santander Drive Auto Receivables Trust 2021-4, Class C, 1.260%, 2/16/2027	10,510,959
985,000	Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	986,274
15,600,000	Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	15,624,669
5,260,000	Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,239,547
5,750,000	Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,524,307
20,000,000	Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	19,472,130
15,000,000	Santander Retail Auto Lease Trust 2021-A, Class B, 0.920%, 3/20/2026	14,438,462
40,000,000	Santander Retail Auto Lease Trust 2021-A, Class D, 1.380%, 3/22/2027	38,265,962
25,500,000	Santander Retail Auto Lease Trust 2021-B, Class C, 1.100%, 6/20/2025	24,437,766
55,825,000	Santander Retail Auto Lease Trust 2021-B, Class D, 1.410%, 11/20/2025	52,873,030
52,000,000	Santander Retail Auto Lease Trust 2021-C, Class D, 1.390%, 8/20/2026	49,891,348
21,573,482	Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	21,673,246
16,760,000	Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	16,804,804
20,670,000	Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	20,515,059
4,650,000	Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	4,624,587
23,000,000	Tesla Auto Lease Trust 2021-A, Class C, 1.180%, 3/20/2025	22,323,173
18,150,000	Tesla Auto Lease Trust 2021-A, Class D, 1.340%, 3/20/2025	17,590,854
10,000,000	Tesla Auto Lease Trust 2021-A, Class E, 2.640%, 3/20/2025	9,818,833
17,350,000	Tesla Auto Lease Trust 2021-B, Class B, 0.910%, 9/22/2025	16,562,261
16,000,000	Tesla Auto Lease Trust 2021-B, Class C, 1.120%, 9/22/2025	15,288,064
6,000,000	Tesla Auto Lease Trust 2021-B, Class D, 1.320%, 9/22/2025	5,716,851
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Auto Receivables— continued
$ 1,230,325	Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	$ 1,233,767
2,182,650	Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	2,185,495
8,596,346	Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	8,506,261
34,600,000	Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	34,312,106
12,000,000	Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	11,801,731
865,097	World Omni Auto Receivables Trust 2019-A, Class A3, 3.040%, 5/15/2024	868,613
1,593,000	World Omni Auto Receivables Trust 2019-A, Class D, 2.590%, 12/15/2025	1,589,237
13,500,000	World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,489,479
8,100,000	World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,046,960
1,400,000	World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,373,604
1,007,341	World Omni Auto Receivables Trust 2020-C, Class A2, 0.350%, 12/15/2023	1,006,797
5,000,000	World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	4,777,718
2,650,000	World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,556,067
6,430,000	World Omni Auto Receivables Trust 2021-A, Class B, 0.640%, 12/15/2026	6,064,130
1,685,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	1,588,290
5,000,000	World Omni Auto Receivables Trust 2021-B, Class B, 1.040%, 6/15/2027	4,701,363
4,500,000	World Omni Auto Receivables Trust 2021-B, Class C, 1.290%, 12/15/2027	4,254,723
19,282,065	World Omni Auto Receivables Trust 2021-C, Class A2, 0.220%, 9/16/2024	19,165,351
5,000,000	World Omni Auto Receivables Trust 2021-C, Class B, 0.840%, 9/15/2027	4,666,771
3,000,000	World Omni Auto Receivables Trust 2021-C, Class C, 1.060%, 4/17/2028	2,802,688
6,000,000	World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	6,001,843
10,645,000	World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,647,296
5,700,000	World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,575,877
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Auto Receivables— continued
$ 5,760,000		World Omni Automobile Lease Securitization Trust 2021-A, Class B, 0.750%, 11/16/2026	$ 5,527,360
4,695,709		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	4,698,195
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	4,996,286
85,162		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	85,140
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,133,236
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,612,251
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	8,766,538
9,250,000		World Omni Select Auto Trust 2021-A, Class B, 0.850%, 8/16/2027	8,755,705
3,500,000		World Omni Select Auto Trust 2021-A, Class C, 1.090%, 11/15/2027	3,281,344
5,000,000		World Omni Select Auto Trust 2021-A, Class D, 1.440%, 11/15/2027	4,607,526
		TOTAL	1,834,184,620
		Credit Card— 5.2%
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.976% (1-month USLIBOR +0.580%), 2/18/2025	6,685,645
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.716% (1-month USLIBOR +0.320%), 10/15/2025	12,014,436
11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 0.736% (1-month USLIBOR +0.340%), 12/15/2025	11,562,587
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.946% (1-month USLIBOR +0.550%), 12/15/2025	10,017,457
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 0.756% (1-month USLIBOR +0.360%), 2/17/2026	3,608,665
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.966% (1-month USLIBOR +0.570%), 2/17/2026	16,648,644
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.986% (1-month USLIBOR +0.590%), 4/15/2026	18,743,108
4,202,000		American Express Credit Account Master Trust 2019-2, Class B, 2.860%, 11/15/2024	4,203,798
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 0.746% (1-month USLIBOR +0.350%), 3/16/2026	4,706,999
30,000,000		Cards II Trust 2021-1A, Class A, 0.602%, 4/15/2027	28,646,987
14,000,000		Cards II Trust 2021-1A, Class B, 0.931%, 4/15/2027	13,393,347
6,118,000		Cards II Trust 2021-1A, Class C, 1.200%, 4/15/2027	5,855,099
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 0.778% (1-month USLIBOR +0.330%), 1/20/2025	10,814,651
20,250,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.629% (1-month USLIBOR +0.340%), 6/7/2025	20,287,632
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.756% (1-month USLIBOR +0.360%), 4/15/2025	14,711,874
14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.727% (1-month USLIBOR +0.330%), 8/15/2025	14,669,862
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Credit Card— continued
$ 6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.786% (1-month USLIBOR +0.390%), 3/15/2026	$ 6,265,253
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,510,248
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,110,832
6,750,000		Evergreen Credit Card Trust Series 2021-1, Class C, 1.420%, 10/15/2026	6,433,621
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.916% (1-month USLIBOR +0.520%), 7/15/2024	21,511,855
8,000,000		Golden Credit Card Trust 2021-1A, Class B, 1.440%, 8/15/2028	7,425,249
4,250,000		Golden Credit Card Trust 2021-1A, Class C, 1.740%, 8/15/2028	3,960,243
15,000,000	[1]	Golden Credit Card Trust 2022-2A, Class A, 0.471% (30-DAY AVERAGE SOFR +0.250%), 1/15/2026	14,934,921
17,658,000		Golden Credit Card Trust 2022-2A, Class B, 1.730%, 1/15/2026	17,344,845
7,626,000		Golden Credit Card Trust 2022-2A, Class C, 2.030%, 1/15/2026	7,491,700
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.938% (1-month USLIBOR +0.490%), 7/21/2024	24,034,441
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,720,794
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,273,829
9,000,000		Master Credit Card Trust 2021-1A, Class C, 1.060%, 11/21/2025	8,572,899
3,000,000		Master Credit Card Trust 2022-1A, Class B, 1.970%, 7/21/2026	2,909,609
2,000,000		Master Credit Card Trust 2022-1A, Class C, 2.270%, 7/21/2026	1,940,205
50,000,000	[1]	Trillium Credit Card Trust II 2021-2A, Class A, 0.326% (30-DAY AVERAGE SOFR +0.220%), 10/26/2026	49,984,030
10,000,000		Trillium Credit Card Trust II 2021-2A, Class B, 1.084%, 10/26/2026	9,738,303
8,044,000		Trillium Credit Card Trust II 2021-2A, Class C, 1.333%, 10/26/2026	7,828,200
		TOTAL	407,561,868
		Equipment Lease— 4.9%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,514,721
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,618,691
3,220,081		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	3,197,742
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,175,829
10,050,000		CNH Equipment Trust 2021-A, Class B, 0.970%, 6/15/2028	9,510,340
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	6,008,729
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,086,494
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,745,648
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,318,623
3,380,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	3,351,017
12,280,000		Dell Equipment Finance Trust 2021-1, Class B, 0.710%, 5/22/2026	11,936,099
17,617,000		Dell Equipment Finance Trust 2021-1, Class C, 0.810%, 5/22/2026	17,134,151
22,518,000		Dell Equipment Finance Trust 2021-1, Class D, 1.030%, 11/23/2026	21,936,975
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	ASSET-BACKED SECURITIES— continued
	Equipment Lease— continued
$ 13,000,000	Dell Equipment Finance Trust 2021-2, Class B, 0.810%, 12/22/2026	$ 12,461,240
10,500,000	Dell Equipment Finance Trust 2021-2, Class C, 0.940%, 12/22/2026	10,065,739
9,000,000	Dell Equipment Finance Trust 2021-2, Class D, 1.210%, 6/22/2027	8,621,154
1,768,884	DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	1,778,134
2,598,434	DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	2,600,579
13,251,000	DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,283,452
31,650,000	DLLMT LLC 2021-1A, Class A2, 0.600%, 3/20/2024	31,323,641
7,500,000	Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,550,811
10,800,000	Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	10,674,294
18,177,786	Great America Leasing Receivables 2021-1, Class A2, 0.270%, 6/15/2023	18,097,934
2,610,000	Great America Leasing Receivables 2021-1, Class B, 0.720%, 12/15/2026	2,450,653
2,750,000	HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,760,775
11,650,000	HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,609,671
2,750,000	HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,745,302
1,600,831	HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	1,598,368
8,000,000	HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,034,003
25,000,000	HPEFS Equipment Trust 2021-1A, Class B, 0.570%, 3/20/2031	24,277,029
19,640,000	HPEFS Equipment Trust 2021-1A, Class C, 0.750%, 3/20/2031	19,130,894
21,250,000	HPEFS Equipment Trust 2021-1A, Class D, 1.030%, 3/20/2031	20,467,505
15,600,000	HPEFS Equipment Trust 2021-2A, Class C, 0.880%, 9/20/2028	15,025,148
11,200,000	HPEFS Equipment Trust 2021-2A, Class D, 1.290%, 3/20/2029	10,679,939
14,400,000	HPEFS Equipment Trust 2022-1A, Class D, 2.400%, 11/20/2029	13,805,888
1,406,499	Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,404,833
1,299,955	Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	1,298,767
5,497,405	MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	5,461,520
12,014,309	MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	11,950,545
3,679,000	Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,670,266
2,500,000	Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,475,906
3,000,000	Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,968,601
4,770,000	Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,797,210
4,200,000	Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,186,721
1,464,000	Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,454,234
3,383,269	Volvo Financial Equipment LLC 2020-1A, Class A2, 0.370%, 4/17/2023	3,381,327
	TOTAL	384,627,142
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Home Equity Loan— 0.0%
$ 28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 1.196% (1-month USLIBOR +0.740%), 8/25/2034	$ 27,717
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	27,717
		Manufactured Housing— 0.0%
4,102		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	4,122
		Other— 6.2%
966,792		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	969,248
2,750,000		ARI Fleet Lease Trust 2021-A, Class B, 1.130%, 3/15/2030	2,622,795
2,546,000		ARI Fleet Lease Trust 2021-A, Class C, 1.450%, 3/15/2030	2,434,486
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,201,020
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,818,383
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,026,937
6,187,776		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/15/2032	6,141,297
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/15/2032	1,807,074
4,838,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/15/2032	4,767,370
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/15/2032	1,316,225
5,300,000		Chesapeake Funding II LLC 2021-1A, Class B, 0.990%, 4/15/2033	5,062,594
2,000,000		Chesapeake Funding II LLC 2021-1A, Class C, 1.230%, 4/15/2033	1,909,696
2,550,000		Chesapeake Funding II LLC 2021-1A, Class D, 1.520%, 4/15/2033	2,429,421
20,633,622		DLLAD LLC 2021-1A, Class A2, 0.350%, 9/20/2024	20,375,549
19,000,000		DLLAD LLC 2021-1A, Class A3, 0.640%, 9/21/2026	17,863,313
288,841		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	289,104
2,053,720		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	2,057,304
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,002,534
2,084,859		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	2,085,921
2,258,047		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	2,256,974
38,000,000		Enterprise Fleet Financing LLC 2021-2, Class A2, 0.480%, 5/20/2027	36,799,804
9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.406% (1-month USLIBOR +0.950%), 7/25/2025	9,805,767
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.806% (1-month USLIBOR +1.350%), 7/25/2025	5,511,553
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.356% (1-month USLIBOR +2.900%), 7/25/2025	3,254,588
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.946% (1-month USLIBOR +0.550%), 4/15/2024	11,029,478
10,750,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	10,777,754
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,010,717
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Other— continued
$ 10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	$ 10,016,936
19,296,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	18,871,826
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	3,926,553
2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	2,902,736
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,200,070
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,787,311
35,410,000		PFS Financing Corp. 2021-A, Class A, 0.710%, 4/15/2026	33,640,534
10,875,000		PFS Financing Corp. 2021-A, Class B, 0.960%, 4/15/2026	10,409,245
38,000,000		PFS Financing Corp. 2021-B, Class A, 0.775%, 8/15/2026	35,811,869
4,500,000		PFS Financing Corp. 2021-B, Class B, 1.095%, 8/15/2026	4,285,976
6,000,000	[1]	PFS Financing Corp. 2022-B, Class B, 0.898% (30-DAY AVERAGE SOFR +0.850%), 2/17/2026	6,015,190
2,722,013		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	2,743,704
4,037,665		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	3,947,359
299,856		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.020%, 1/25/2029	300,479
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	5,011,642
16,242,120		Sofi Consumer Loan Program Trust 2021-1, Class A, 0.490%, 9/25/2030	16,033,243
10,000,000		Verizon Master Trust 2021-2, Class C, 1.380%, 4/20/2028	9,487,215
11,650,000		Verizon Master Trust 2022-1, Class B, 1.270%, 1/20/2027	11,470,626
6,050,000		Verizon Master Trust 2022-1, Class C, 1.390%, 1/20/2027	5,960,693
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,523,988
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,474,412
3,034,854		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	3,046,180
1,158,763	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.898% (1-month USLIBOR +0.450%), 12/20/2023	1,162,463
3,511,638		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	3,523,825
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	17,642,860
21,641,810	[1]	Verizon Owner Trust 2020-A, Class A1B, 0.718% (1-month USLIBOR +0.270%), 7/22/2024	21,710,666
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	9,973,908
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	16,494,464
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	26,161,696
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	8,700,790
		TOTAL	483,865,365
		Student Loans— 3.9%
2,661,417	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 1.136% (1-month USLIBOR +0.680%), 10/25/2035	2,617,900
7,013,873	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.446% (1-month USLIBOR +1.050%), 12/15/2059	6,964,743
662,914	[1]	Navient Student Loan Trust 2020-CA, Class A1, 1.146% (1-month USLIBOR +0.750%), 11/15/2068	662,985
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Student Loans— continued
$ 12,857,437		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	$ 12,429,825
11,035,755		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	10,696,069
21,441,443		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	20,506,419
59,466,867		Navient Student Loan Trust 2021-BA, Class A, 0.940%, 7/15/2069	56,338,735
44,364,759		Navient Student Loan Trust 2021-CA, Class A, 1.060%, 10/15/2069	42,189,532
48,376,677		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	45,058,951
9,560,248	[1]	Nelnet Student Loan Trust 2021-CA, Class AFL, 1.188% (1-month USLIBOR +0.740%), 4/20/2062	9,449,596
56,342,748	[1]	Nelnet Student Loan Trust 2021-DA, Class AFL, 1.138% (1-month USLIBOR +0.690%), 4/20/2062	56,062,423
12,597,545	[1]	SMB Private Education Loan Trust 2021-D, Class A1B, 0.996% (1-month USLIBOR +0.600%), 3/17/2053	12,413,500
32,764,764	[1]	SMB Private Education Loan Trust 2021-E, Class A1B, 1.026% (1-month USLIBOR +0.630%), 2/15/2051	32,627,965
304,443	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.406% (1-month USLIBOR +0.950%), 1/25/2039	301,407
176,555	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 1.306% (1-month USLIBOR +0.850%), 7/25/2039	176,518
626,258	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 1.156% (1-month USLIBOR +0.700%), 3/26/2040	625,842
450,719	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 1.056% (1-month USLIBOR +0.600%), 7/25/2040	450,315
374,740	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.806% (1-month USLIBOR +0.350%), 2/25/2042	374,084
		TOTAL	309,946,809
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,507,595,006)	3,420,217,643
		CORPORATE BONDS— 39.4%
		Capital Goods - Aerospace & Defense— 1.2%
5,000,000		Boeing Co., Sr. Unsecd. Note, 1.167%, 2/4/2023	4,962,383
17,075,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	16,704,841
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,087,498
19,835,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 144A, 0.670%, 8/16/2023	19,256,590
14,500,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 5/15/2023	14,548,792
37,000,000		Teledyne Technologies, Inc., Sr. Unsecd. Note, 0.650%, 4/1/2023	36,388,703
		TOTAL	96,948,807
		Capital Goods - Construction Machinery— 0.6%
9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	9,515,065
20,000,000	[1]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.215% (Secured Overnight Financing Rate +0.120%), 7/10/2023	19,929,627
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Capital Goods - Construction Machinery— continued
$ 7,895,000	[1,3]	John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.296% (Secured Overnight Financing Rate +0.200%), 10/11/2024	$ 7,873,997
8,865,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	8,636,104
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,281,886
		TOTAL	50,236,679
		Capital Goods - Diversified Manufacturing— 0.5%
2,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	1,994,448
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	1,943,120
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,448,299
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,814,136
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,028,028
20,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2023	20,287,301
		TOTAL	36,515,332
	[1]	Communications - Cable & Satellite— 0.5%
35,830,000		Comcast Corp., Sr. Unsecd. Note, 0.871% (3-month USLIBOR +0.630%), 4/15/2024	36,281,848
		Communications - Telecom Wireless— 0.6%
19,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	18,730,109
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.231% (3-month USLIBOR +0.990%), 1/16/2024	31,047,236
		TOTAL	49,777,345
	[1]	Communications - Telecom Wirelines— 0.3%
25,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 1.070% (Secured Overnight Financing Rate +0.790%), 3/20/2026	24,994,711
		Consumer Cyclical - Automotive— 3.5%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.518% (3-month USLIBOR +0.280%), 1/12/2024	9,996,141
13,635,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.750%, 8/9/2024	13,000,799
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	4,917,090
14,285,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.750%, 3/1/2024	13,716,792
20,000,000	[1]	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 1.023% (Secured Overnight Financing Rate +0.750%), 12/13/2024	19,846,600
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,633,249
20,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 0.739% (Secured Overnight Financing Rate +0.620%), 10/15/2024	19,689,450
10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.009% (Secured Overnight Financing Rate +0.760%), 3/8/2024	9,934,273
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Cyclical - Automotive— continued
$ 10,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.266% (Secured Overnight Financing Rate +1.040%), 2/26/2027	$ 9,887,902
10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	10,391,914
12,000,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.000%, 9/17/2024	11,296,727
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	14,579,949
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	8,870,024
4,850,000		Metalsa Sa De Cv, 144A, 4.900%, 4/24/2023	4,898,621
20,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.250% (3-month USLIBOR +0.640%), 3/8/2024	19,901,300
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.655% (3-month USLIBOR +0.690%), 9/28/2022	3,992,439
9,810,000		Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	10,025,379
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 0.626% (3-month USLIBOR +0.390%), 1/11/2023	4,998,664
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.416% (Secured Overnight Financing Rate +0.320%), 4/6/2023	10,006,726
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.433% (Secured Overnight Financing Rate +0.330%), 1/11/2024	9,965,396
10,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.434% (Secured Overnight Financing Rate +0.320%), 1/13/2025	9,914,579
15,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.630% (Secured Overnight Financing Rate +0.350%), 6/13/2023	14,973,799
30,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	29,750,719
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,581,382
		TOTAL	276,769,914
	[1]	Consumer Cyclical - Leisure— 0.1%
5,000,000		Magallanes, Inc., Sr. Unsecd. Note, 144A, 2.046% (Secured Overnight Financing Rate +1.780%), 3/15/2024	5,047,169
		Consumer Cyclical - Services— 0.3%
14,950,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.250%, 5/12/2023	14,729,258
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	9,840,381
		TOTAL	24,569,639
		Consumer Non-Cyclical - Food/Beverage— 1.3%
32,655,000		Coca-Cola European Partners PLC, Sr. Unsecd. Note, 144A, 0.500%, 5/5/2023	31,955,582
19,090,000		Conagra Brands, Inc., Sr. Unsecd. Note, 0.500%, 8/11/2023	18,489,112
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.249% (3-month USLIBOR +1.010%), 10/17/2023	7,036,477
3,315,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	3,299,908
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Consumer Non-Cyclical - Food/Beverage— continued
$ 16,755,000		JDE Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	$ 15,736,560
6,900,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 0.750%, 3/15/2024	6,650,469
5,028,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	5,118,235
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,018,755
8,660,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	8,461,451
		TOTAL	102,766,549
		Consumer Non-Cyclical - Health Care— 1.2%
5,802,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.613% (3-month USLIBOR +1.030%), 6/6/2022	5,806,500
12,495,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,516,715
15,000,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	14,575,535
27,235,000		PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	25,860,447
8,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	7,904,496
26,600,000	[1]	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 0.649% (Secured Overnight Financing Rate +0.530%), 10/18/2024	26,564,995
		TOTAL	93,228,688
		Consumer Non-Cyclical - Pharmaceuticals— 0.8%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, Series WI, 1.129% (3-month USLIBOR +0.650%), 11/21/2022	13,669,019
4,700,000		AstraZeneca PLC, Sr. Unsecd. Note, 0.700%, 4/8/2026	4,301,311
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 1.323% (3-month USLIBOR +0.620%), 6/10/2022	6,500,773
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.836% (3-month USLIBOR +1.010%), 12/15/2023	9,145,024
6,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	6,156,822
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 0.838% (3-month USLIBOR +0.380%), 5/16/2022	500,049
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	4,651,649
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,435,411
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	4,794,395
12,085,000		Royalty Pharma PLC, Sr. Unsecd. Note, Series WI, 0.750%, 9/2/2023	11,739,269
		TOTAL	64,893,722
		Consumer Non-Cyclical - Products— 0.1%
6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	6,381,419
	[1]	Consumer Non-Cyclical - Tobacco— 0.1%
10,000,000		BAT Capital Corp., Sr. Unsecd. Note, Series WI, 1.386% (3-month USLIBOR +0.880%), 8/15/2022	10,011,967
		Energy - Integrated— 0.7%
15,000,000	[1]	Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.577% (3-month USLIBOR +0.200%), 8/11/2023	14,974,323
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Energy - Integrated— continued
$ 14,155,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	$ 14,192,594
4,931,000		Petroleos Mexicanos, Sr. Unsecd. Note, Series EMTN, 1.875%, 4/21/2022	5,455,081
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	17,600,798
2,345,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,349,806
		TOTAL	54,572,602
		Energy - Refining— 0.3%
8,000,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	8,322,441
10,000,000		Phillips 66, Sr. Unsecd. Note, 3.700%, 4/6/2023	10,144,649
2,500,000		Valero Energy Corp., Sr. Unsecd. Note, 1.200%, 3/15/2024	2,414,291
		TOTAL	20,881,381
		Financial Institution - Banking— 15.3%
10,000,000	[1]	American Express Co., 1.157% (3-month USLIBOR +0.650%), 2/27/2023	10,023,390
21,550,000		American Express Co., Sr. Unsecd. Note, 0.819% (Secured Overnight Financing Rate +0.650%), 11/4/2026	21,261,472
6,380,000		ANZ New Zealand National (Int’l) Ltd., Sr. Unsecd. Note, 144A, 0.805% (Secured Overnight Financing Rate +0.600%), 2/18/2025	6,372,433
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,709,377
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	431,041
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.969% (3-month USLIBOR +0.490%), 11/21/2022	13,522,860
36,000,000	[1]	Banco Santander, S.A., 1.796% (3-month USLIBOR +1.560%), 4/11/2022	36,007,259
15,000,000		Bank of America Corp., Sr. Unsecd. Note, 1.114%, 7/22/2027	14,946,923
25,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.258% (3-month USLIBOR +1.000%), 4/24/2023	25,006,778
5,000,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.878% (Secured Overnight Financing Rate +0.730%), 10/24/2024	5,004,826
6,500,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.909% (3-month BSBY +0.430%), 5/28/2024	6,486,825
50,000,000		Bank of Montreal, Sr. Unsecd. Note, 0.599% (Secured Overnight Financing Rate +0.350%), 12/8/2023	49,770,149
10,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 0.886% (Secured Overnight Financing Rate +0.620%), 9/15/2026	9,918,368
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,066,905
10,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series J, 0.339% (Secured Overnight Financing Rate +0.200%), 10/25/2024	9,941,897
25,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	24,183,016
10,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.404%, 4/26/2024	9,968,027
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.349% (3-month USLIBOR +1.050%), 10/30/2023	$ 5,022,881
25,000,000		Bank of New Zealand (BNZ), Sr. Unsecd. Note, 144A, 0.860%, 1/27/2027	24,818,831
15,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.816% (Secured Overnight Financing Rate +0.550%), 9/15/2023	14,981,360
20,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 0.876% (Secured Overnight Financing Rate +0.610%), 9/15/2026	19,723,030
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	10,006,839
25,985,000		Barclays Bank PLC, Sub. Note, 7.625%, 11/21/2022	26,643,455
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,150,983
15,000,000	[1]	Barclays PLC, Sr. Unsecd. Note, 1.838% (3-month USLIBOR +1.380%), 5/16/2024	15,075,194
20,000,000		BPCE SA, Sub., 144A, 5.700%, 10/22/2023	20,696,997
25,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.541% (Secured Overnight Financing Rate +0.420%), 10/18/2024	24,736,124
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.663% (Secured Overnight Financing Rate +0.400%), 12/14/2023	9,941,996
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	4,908,542
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 1.072% (SOFR +0.800%), 3/17/2023	10,894,449
7,695,000		Citigroup, Inc., Sr. Unsecd. Note, 0.833%, 1/25/2026	7,574,565
10,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.837% (Secured Overnight Financing Rate +0.669%), 5/1/2025	9,909,690
15,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.030% (Secured Overnight Financing Rate +0.770%), 6/9/2027	14,731,862
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.208% (3-month USLIBOR +0.950%), 7/24/2023	5,008,742
8,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.489% (Secured Overnight Financing Rate +1.280%), 2/24/2028	8,030,817
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.932% (3-month USLIBOR +0.950%), 3/29/2023	10,047,031
25,975,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 0.450% (Secured Overnight Financing Rate +0.400%), 7/7/2025	25,734,600
12,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, 0.551% (Secured Overnight Financing Rate +0.390%), 2/2/2024	11,908,788
25,000,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series FRN, 0.560% (Secured Overnight Financing Rate +0.380%), 8/9/2023	24,915,887
10,000,000	[1]	DNB Bank ASA, Sr. Pfd., 144A, 1.100% (90-DAY AVERAGE SOFR +0.830%), 3/28/2025	10,022,887
19,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,044,732
10,000,000		Goldman Sachs Group, Inc., 4.000%, 3/3/2024	10,208,950
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 12,275,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.054% (Secured Overnight Financing Rate +0.920%), 10/21/2027	$ 12,073,290
20,495,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.213% (3-month USLIBOR +0.750%), 2/23/2023	20,536,989
9,375,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.340% (Secured Overnight Financing Rate +1.120%), 2/24/2028	9,373,936
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.741% (Secured Overnight Financing Rate +0.540%), 11/17/2023	14,928,101
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 1.045% (Secured Overnight Financing Rate +0.790%), 12/9/2026	9,827,844
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.488% (3-month USLIBOR +1.000%), 5/18/2024	5,017,729
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,689,276
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,053,130
2,470,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 0.563%, 2/16/2025	2,362,126
8,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.765% (Secured Overnight Financing Rate +0.535%), 6/1/2025	7,926,427
10,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.853% (Secured Overnight Financing Rate +0.580%), 3/16/2024	9,972,004
20,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.858% (Secured Overnight Financing Rate +0.600%), 12/10/2025	19,704,275
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.988% (3-month USLIBOR +0.730%), 4/23/2024	6,017,063
12,500,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045% (Secured Overnight Financing Rate +0.765%), 9/22/2027	12,174,854
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.488% (3-month USLIBOR +1.230%), 10/24/2023	5,025,071
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514% (Secured Overnight Financing Rate +1.455%), 6/1/2024	4,933,751
7,380,000	[1]	Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326% (Prime +1.100%), 6/15/2023	7,362,360
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.098% (3-month USLIBOR +0.610%), 5/18/2022	7,002,489
9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	8,727,047
8,570,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 0.840% (Secured Overnight Financing Rate +0.625%), 1/24/2025	8,535,117
11,970,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.791%, 1/22/2025	11,498,310
1,795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,691,838
20,000,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.529%, 1/25/2024	19,682,560
4,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	4,582,594
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,124,605
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.970% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,369,321
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 1.212% (3-month USLIBOR +0.410%), 12/13/2022	$ 30,025,557
16,000,000	[1]	National Bank of Canada, Montreal, Sr. Unsecd. Note, 0.663% (Secured Overnight Financing Rate +0.490%), 8/6/2024	15,889,472
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	22,504,428
2,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 0.720% (Secured Overnight Financing Rate +0.530%), 8/12/2024	1,974,436
9,000,000	[1]	NatWest Markets PLC, Sr. Unsecd. Note, 144A, 1.040% (Secured Overnight Financing Rate +0.760%), 9/29/2026	8,776,946
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.767% (3-month USLIBOR +0.500%), 7/27/2022	6,667,807
20,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.515% (Secured Overnight Financing Rate +0.360%), 7/29/2024	19,881,361
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.869% (3-month USLIBOR +0.660%), 10/5/2023	5,030,333
10,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.421% (Secured Overnight Financing Rate +0.300%), 1/19/2024	9,939,591
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.572% (Secured Overnight Financing Rate +0.400%), 8/5/2022	25,005,587
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.601% (3-month USLIBOR +0.360%), 1/17/2023	5,006,586
12,750,000	[1]	Standard Chartered PLC, Sr. Unsecd. Note, 144A, 0.991% (5-year Constant Maturity Treasury +0.780%), 1/12/2025	12,188,710
1,825,000		Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 0.508%, 1/12/2024	1,756,057
15,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.336% (Secured Overnight Financing Rate +0.240%), 1/6/2023	14,977,015
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	4,864,120
6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.985% (Secured Overnight Financing Rate +0.730%), 3/9/2023	6,010,699
47,000,000	[1]	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 0.655% (Secured Overnight Financing Rate +0.400%), 6/9/2025	46,732,508
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	12,885,591
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 1.042% (3-month USLIBOR +0.400%), 12/9/2022	10,001,594
38,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 0.665% (3-month BSBY +0.170%), 6/2/2023	37,903,100
35,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.540% (Secured Overnight Financing Rate +0.360%), 2/9/2024	34,769,569
10,000,000	[1]	UBS AG London, Sr. Unsecd. Note, 144A, 0.630% (Secured Overnight Financing Rate +0.450%), 8/9/2024	9,949,448
6,866,000		UBS AG Stamford, CT, Sub., 7.625%, 8/17/2022	6,969,947
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Banking— continued
$ 30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.806% (3-month USLIBOR +0.570%), 1/11/2023	$ 30,377,883
		TOTAL	1,202,641,230
		Financial Institution - Finance Companies— 1.0%
30,000,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.150%, 10/29/2023	28,733,599
3,430,000		AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,477,841
34,975,000		Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	33,434,527
11,000,000	[1,3]	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 1.176% (3-month USLIBOR +0.350%), 12/15/2022	10,996,094
		TOTAL	76,642,061
		Financial Institution - Insurance - Health— 0.5%
25,000,000		Anthem, Inc., Sr. Unsecd. Note, 0.450%, 3/15/2023	24,599,464
11,035,000		CIGNA Corp., Sr. Unsecd. Note, 0.613%, 3/15/2024	10,590,085
		TOTAL	35,189,549
		Financial Institution - Insurance - Life— 2.7%
5,090,000		AIG Global Funding, Sr. Note, 144A, 0.650%, 6/17/2024	4,845,157
15,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	14,403,392
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,671,653
25,000,000	[1]	Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 0.404% (Secured Overnight Financing Rate +0.270%), 10/21/2024	24,786,852
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	5,994,619
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,362,936
12,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.418% (Secured Overnight Financing Rate +0.320%), 1/7/2024	11,942,157
4,375,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.550%, 6/7/2024	4,142,847
10,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.579% (Secured Overnight Financing Rate +0.300%), 9/27/2024	9,899,226
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.684% (Secured Overnight Financing Rate +0.570%), 1/13/2023	7,005,998
5,555,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,459,741
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	2,923,340
4,765,000		Met Life Global Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	4,765,361
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.381% (Secured Overnight Financing Rate +0.220%), 2/2/2023	4,995,653
20,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.446% (Secured Overnight Financing Rate +0.330%), 1/14/2025	19,830,674
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.494% (Secured Overnight Financing Rate +0.360%), 10/21/2023	4,995,307
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Financial Institution - Insurance - Life— continued
$ 20,000,000	[1]	Pacific Life Global Funding II, Sec. Fac. Bond, 144A, 0.550% (Secured Overnight Financing Rate +0.400%), 1/27/2025	$ 19,824,636
16,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	15,542,494
22,815,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	21,923,506
8,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.557% (Secured Overnight Financing Rate +0.450%), 4/12/2024	7,988,029
9,000,000	[1]	Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.603% (Secured Overnight Financing Rate +0.380%), 8/23/2024	8,908,611
		TOTAL	213,212,189
		Technology— 1.3%
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	14,815,763
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,547,641
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	9,914,959
5,835,000		Dell International LLC / EMC Corp., 4.000%, 7/15/2024	5,965,555
10,590,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 0.375%, 3/1/2023	10,404,976
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,604,394
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 1.029% (3-month USLIBOR +0.730%), 1/30/2023	5,027,322
8,015,000		Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	7,839,494
14,750,000		VMware, Inc., Sr. Unsecd. Note, 0.600%, 8/15/2023	14,341,719
25,000,000		VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	23,857,893
		TOTAL	103,319,716
		Transportation - Airlines— 0.2%
15,525,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	15,857,664
		Transportation - Railroads— 0.1%
7,730,000		Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.350%, 12/2/2024	7,418,858
		Transportation - Services— 0.1%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,209,022
		Utility - Electric— 4.6%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,502,511
8,795,000		American Electric Power Co., Inc., Jr. Sub. Note, 2.031%, 3/15/2024	8,648,709
12,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.797% (3-month USLIBOR +0.480%), 11/1/2023	12,047,634
31,575,000		Black Hills Corp., Sr. Unsecd. Note, 1.037%, 8/23/2024	30,168,752
17,440,000	[1]	CenterPoint Energy Resources Corp., Sr. Unsecd. Note, 1.004% (3-month USLIBOR +0.500%), 3/2/2023	17,389,928
9,375,000		CenterPoint Energy, Inc., Sr. Unsecd. Note, 0.841%, 5/13/2024	9,304,943
20,000,000		Dominion Energy, Inc., Sr. Unsecd. Note, 144A, 2.450%, 1/15/2023	20,016,153
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 1.356% (3-month USLIBOR +0.530%), 9/15/2023	$ 16,860,475
7,660,000		Emera US Finance LP, Sr. Unsecd. Note, 0.833%, 6/15/2024	7,256,578
6,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	6,388,784
47,010,000	[1]	EverSource Energy, Sr. Unsecd. Note, Series T, 0.443% (Secured Overnight Financing Rate +0.250%), 8/15/2023	46,894,519
15,295,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, Series A, 0.579% (Secured Overnight Financing Rate +0.300%), 6/28/2024	15,163,232
25,790,000	[1]	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series D, 0.449% (Secured Overnight Financing Rate +0.330%), 10/18/2024	25,491,615
30,000,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.564% (Secured Overnight Financing Rate +0.400%), 11/3/2023	29,883,689
20,015,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.749% (3-month USLIBOR +0.270%), 2/22/2023	19,949,052
8,570,000	[1]	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 0.770% (Secured Overnight Financing Rate +0.540%), 3/1/2023	8,562,335
19,160,000		OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	18,778,031
14,970,000	[1]	PPL Electric Utilities Corp., 0.609% (Secured Overnight Financing Rate +0.330%), 6/24/2024	14,879,158
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 1.215% (3-month USLIBOR +0.250%), 9/28/2023	17,771,930
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	2,910,151
10,000,000		Southern Co., Sr. Unsecd. Note, Series 21-A, 0.600%, 2/26/2024	9,618,859
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	9,718,037
8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	8,309,753
		TOTAL	357,514,828
		Utility - Natural Gas— 1.4%
18,950,000	[1]	Atmos Energy Corp., Sr. Unsecd. Note, 1.022% (3-month USLIBOR +0.380%), 3/9/2023	18,927,887
8,935,000	[1]	Enbridge, Inc., Sr. Unsecd. Note, 0.601% (Secured Overnight Financing Rate +0.400%), 2/17/2023	8,927,708
25,000,000		Enbridge, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	25,399,879
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,263,228
24,875,000	[1]	ONE Gas, Inc., Sr. Unsecd. Note, 1.355% (3-month USLIBOR +0.610%), 3/11/2023	24,848,543
4,565,000		Southern Natural Gas, Sr. Unsecd. Note, 144A, 0.625%, 4/28/2023	4,477,094
25,000,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 1.000%, 10/12/2024	23,773,431
		TOTAL	111,617,770
		Utility - Natural Gas Distributor— 0.1%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 1.152% (3-month USLIBOR +0.350%), 9/14/2023	9,558,431
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Natural Gas Distributor— continued
$ 1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	$ 944,872
		TOTAL	10,503,303
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,131,731,771)	3,091,003,962
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 7.9%
		Federal Home Loan Mortgage Corporation— 6.0%
58,403		Federal Home Loan Mortgage Corp., Class FE, 0.796% (1-month USLIBOR +0.400%), 7/15/2036	58,564
1,250,929		Federal Home Loan Mortgage Corp. REMIC, Series 2736, Class FB, 0.780% (1-month USLIBOR +0.550%), 12/15/2033	1,253,768
1,039,715		Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.796% (1-month USLIBOR +0.400%), 6/15/2034	1,041,280
137,378		Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.696% (1-month USLIBOR +0.300%), 4/15/2035	137,515
689,001		Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.916% (1-month USLIBOR +0.520%), 12/15/2035	695,855
180,017		Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.856% (1-month USLIBOR +0.460%), 2/15/2034	181,330
728,978		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.520% (1-month USLIBOR +0.410%), 5/15/2036	731,216
299,363		Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.469% (1-month USLIBOR +0.380%), 5/15/2036	300,592
151,567		Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.881% (1-month USLIBOR +0.485%), 8/15/2035	152,931
163,142		Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.696% (1-month USLIBOR +0.300%), 9/15/2036	163,631
236,822		Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.796% (1-month USLIBOR +0.400%), 7/15/2036	238,278
74,633		Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.796% (1-month USLIBOR +0.400%), 7/15/2036	75,267
47,311		Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.846% (1-month USLIBOR +0.450%), 7/15/2037	47,557
1,066,256		Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.996% (1-month USLIBOR +0.600%), 11/15/2037	1,081,493
875,258		Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.816% (1-month USLIBOR +0.420%), 11/15/2037	880,183
91,753		Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 1.146% (1-month USLIBOR +0.750%), 7/15/2036	93,622
313,016		Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.306% (1-month USLIBOR +0.910%), 7/15/2037	320,173
12,502,482		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.726% (1-month USLIBOR +0.330%), 4/15/2041	12,555,236
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 4,967,039		Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 0.726% (1-month USLIBOR +0.330%), 4/15/2041	$ 4,983,918
1,249,717		Federal Home Loan Mortgage Corp. REMIC, Series 4238, Class FT, 0.746% (1-month USLIBOR +0.350%), 8/15/2043	1,253,346
1,333,672		Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 0.796% (1-month USLIBOR +0.400%), 8/15/2046	1,345,576
2,236,842		Federal Home Loan Mortgage Corp. REMIC, Series 4703, Class FA, 0.477% (1-month USLIBOR +0.350%), 7/15/2047	2,232,978
17,760,285		Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 0.856% (1-month USLIBOR +0.400%), 7/25/2049	17,843,952
5,445,946		Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 0.856% (1-month USLIBOR +0.400%), 9/25/2049	5,473,794
24,274,933		Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 0.906% (1-month USLIBOR +0.450%), 10/25/2049	24,436,369
21,024,389		Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 0.806% (1-month USLIBOR +0.350%), 7/25/2050	21,086,165
32,917,217		Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 0.906% (1-month USLIBOR +0.450%), 7/25/2050	33,111,570
24,718,307		Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.399% (Secured Overnight Financing Rate +0.300%), 4/25/2041	24,754,057
8,252,950		Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 0.349% (Secured Overnight Financing Rate +0.250%), 12/25/2050	8,257,503
25,000,000		Federal Home Loan Mortgage Corp. REMIC, Series K-F121, Class AS, 0.230% (30-DAY AVERAGE SOFR +0.180%), 8/25/2028	24,948,320
10,652,881		Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 0.711% (1-month USLIBOR +0.470%), 5/25/2030	10,695,223
2,382,921		Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 0.591% (1-month USLIBOR +0.350%), 8/25/2030	2,373,996
21,460,077		Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 0.571% (1-month USLIBOR +0.330%), 9/25/2030	21,648,686
20,659,746		Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 0.571% (1-month USLIBOR +0.330%), 10/25/2030	20,705,234
18,957,397		Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 0.521% (1-month USLIBOR +0.280%), 10/25/2027	18,949,731
31,150,886		Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 0.541% (1-month USLIBOR +0.300%), 11/25/2030	31,159,633
50,836,033		Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.501% (1-month USLIBOR +0.260%), 11/25/2030	50,782,813
29,341,519		Federal Home Loan Mortgage Corp. REMIC, Series KF96, Class AL, 0.501% (1-month USLIBOR +0.260%), 12/25/2030	29,310,358
55,726,442		Federal Home Loan Mortgage Corp. REMIC, Series KF97, Class AS, 0.300% (30-DAY AVERAGE SOFR +0.250%), 12/25/2030	55,649,395
29,984,198		Federal Home Loan Mortgage Corp. REMIC, Series KF98, Class AL, 0.411% (1-month USLIBOR +0.170%), 12/25/2030	29,933,291
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 13,700,328		JP Morgan Mortgage Trust 2021-1, Class A11, 0.699% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	$ 13,444,540
		TOTAL	474,388,939
		Federal National Mortgage Association— 1.0%
18,304		Federal National Mortgage Association, Class FB, 0.956% (1-month USLIBOR +0.500%), 8/25/2039	18,467
92,304		Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.467% (1-month USLIBOR +1.000%), 12/18/2032	94,324
214,873		Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.886% (1-month USLIBOR +0.430%), 6/25/2036	216,158
1,103,727		Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.856% (1-month USLIBOR +0.400%), 7/25/2036	1,109,571
231,557		Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.806% (1-month USLIBOR +0.350%), 8/25/2036	232,454
713,294		Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.806% (1-month USLIBOR +0.350%), 9/25/2036	716,141
295,700		Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.756% (1-month USLIBOR +0.300%), 12/25/2036	296,387
578,348		Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 0.676% (1-month USLIBOR +0.220%), 2/25/2046	571,009
3,689,987		Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 0.686% (1-month USLIBOR +0.230%), 3/25/2037	3,685,816
378,220		Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.916% (1-month USLIBOR +0.460%), 9/25/2037	382,208
203,904		Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.906% (1-month USLIBOR +0.450%), 7/25/2037	205,586
101,119		Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.456% (1-month USLIBOR +1.000%), 6/25/2037	104,057
254,928		Federal National Mortgage Association REMIC, Series 2009-69, Class F, 1.306% (1-month USLIBOR +0.850%), 4/25/2037	260,831
6,995,167		Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 0.856% (1-month USLIBOR +0.400%), 10/25/2040	7,029,446
11,276,558		Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.806% (1-month USLIBOR +0.350%), 5/25/2046	11,310,714
2,312,132		Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.806% (1-month USLIBOR +0.350%), 4/25/2047	2,312,347
23,356,043		Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 0.756% (1-month USLIBOR +0.300%), 12/25/2048	23,387,721
1,806,349		Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 0.856% (1-month USLIBOR +0.400%), 7/25/2049	1,815,684
8,301,779		Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 0.856% (1-month USLIBOR +0.400%), 7/25/2050	8,301,948
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 13,111,519		Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.756% (1-month USLIBOR +0.300%), 10/25/2060	$ 13,106,671
		TOTAL	75,157,540
		Government National Mortgage Association— 0.9%
6,266,579		Government National Mortgage Association REMIC, Series 2005-41, Class FC, 0.748% (1-month USLIBOR +0.300%), 5/20/2035	6,270,299
3,641,342		Government National Mortgage Association REMIC, Series 2005-84, Class FA, 0.648% (1-month USLIBOR +0.200%), 11/20/2035	3,633,687
3,075,370		Government National Mortgage Association REMIC, Series 2007-21, Class F, 0.730% (1-month USLIBOR +0.300%), 4/16/2037	3,078,988
4,350,485		Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.456% (1-month USLIBOR +0.350%), 11/20/2062	4,327,477
1,796,514		Government National Mortgage Association REMIC, Series 2013-26, Class GF, 0.748% (1-month USLIBOR +0.300%), 2/20/2043	1,798,010
2,707,135		Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.646% (1-month USLIBOR +0.540%), 7/20/2063	2,701,862
3,169,410		Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.656% (1-month USLIBOR +0.550%), 7/20/2063	3,164,178
4,337,734		Government National Mortgage Association REMIC, Series 2015-111, Class HF, 0.748% (1-month USLIBOR +0.300%), 8/20/2045	4,321,054
3,959,740		Government National Mortgage Association REMIC, Series 2017-133, Class FB, 0.680% (1-month USLIBOR +0.250%), 9/16/2047	3,949,118
23,894,687		Government National Mortgage Association REMIC, Series 2018-115, Class DF, 0.451% (1-month USLIBOR +0.300%), 8/20/2048	23,877,083
13,064,375		Government National Mortgage Association REMIC, Series 2020-83, Class FA, 0.848% (1-month USLIBOR +0.400%), 6/20/2039	13,148,226
		TOTAL	70,269,982
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $620,835,447)	619,816,461
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 1.8%
		Commercial Mortgage— 1.8%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.646% (1-month USLIBOR +1.250%), 7/15/2035	19,775,034
30,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.796% (1-month USLIBOR +1.400%), 11/15/2036	29,850,000
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.479% (1-month USLIBOR +1.030%), 12/19/2030	13,912,998
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.799% (1-month USLIBOR +1.350%), 12/19/2030	24,718,785
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	37,090,546
14,051,428	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 1.141% (1-month USLIBOR +0.790%), 4/10/2046	13,994,237
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $141,248,582)	139,341,600
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		NON-AGENCY MORTGAGE-BACKED SECURITIES— 0.7%
		Non-Agency Mortgage— 0.7%
$ 24,999,833		BRASS PLC, Class A1, 0.669%, 4/16/2069	$ 24,363,588
119,020	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.546% (1-month USLIBOR +1.100%), 11/20/2035	86,780
6,015,056	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.947% (3-month USLIBOR +0.450%), 8/25/2060	6,015,531
70,171	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.376% (1-month USLIBOR +0.920%), 11/25/2034	68,499
126,831	[1]	Impac CMB Trust 2004-9, Class 1A2, 1.336% (1-month USLIBOR +0.880%), 1/25/2035	123,154
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,078,788
197,543	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 1.096% (1-month USLIBOR +0.700%), 11/15/2031	193,086
567,980		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	565,323
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.645% (3-month USLIBOR +0.390%), 1/21/2070	14,000,266
236,883	[1]	Washington Mutual 2006-AR1, Class 2A1B, 1.211% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	231,285
392,801	[1]	Washington Mutual 2006-AR15, Class 1A, 0.981% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	383,875
231,684	[1]	Washington Mutual 2006-AR17, Class 1A, 0.924% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	218,919
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,054,046)	55,329,094
	[1]	ADJUSTABLE RATE MORTGAGES— 0.0%
		Federal National Mortgage Association— 0.0%
471,814		FNMA ARM, 1.475%, 8/1/2033	479,460
53,895		FNMA ARM, 1.487%, 5/1/2040	54,982
29,176		FNMA ARM, 2.441%, 4/1/2030	30,156
407,334		FNMA ARM, 2.445%, 7/1/2034	422,648
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $974,679)	987,246
		MORTGAGE-BACKED SECURITY— 0.0%
		Federal National Mortgage Association— 0.0%
334,166		Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $353,276)	374,609
		INVESTMENT COMPANIES— 6.6%
37,358,740		Bank Loan Core Fund	353,787,263
4,995,005		Federated Hermes Conservative Microshort Fund	49,750,250
4,765,700		Federated Hermes Government Obligations Fund, Premier Shares, 0.19%[4]	4,765,700
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	INVESTMENT COMPANIES— continued
103,670,978	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.34%[4]	$ 103,629,510
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $519,532,909)	511,932,723
	TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $7,978,325,716)[5]	7,839,003,338
	OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	1,230,342
	TOTAL NET ASSETS—100%	$7,840,233,680
At March 31, 2022, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Short Futures:
[7]United States Treasury Notes 2-Year Short Futures	3,500	$741,726,566	June 2022	$10,273,543
[7]United States Treasury Notes 5-Year Short Futures	1,000	$114,687,500	June 2022	$3,075,875
[7]United States Treasury Notes 10-Year Short Futures	300	$36,862,500	June 2022	$1,119,638
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$14,469,056
At March 31, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
4/21/2022	HSBC Bank USA	5,023,456	EUR	$6,104,147	$544,218
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$544,218
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2022, were as follows:
Affiliates	Value as of 9/30/2021	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$285,749,679	$119,346,544	$(43,000,000)
Federated Hermes Conservative Microshort Fund	$50,000,000	$—	$—
Federated Hermes Government Obligations Fund, Premier Shares*	$12,188,530	$40,329,203	$(47,752,033)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$811,254,944	$1,578,646,774	$(2,286,093,005)
High Yield Bond Core Fund	$109,929,673	$993,524	$(109,721,906)
TOTAL OF AFFILIATED TRANSACTIONS	$1,269,122,826	$1,739,316,045	$(2,486,566,944)
Semi-Annual Shareholder Report

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 3/31/2022	Shares Held as of 3/31/2022	Dividend Income	Gain Distributions Received
$(9,916,573)	$1,607,613	$353,787,263	37,358,740	$8,846,543	$—
$(249,750)	$—	$49,750,250	4,995,005	$85,957	$—
N/A	N/A	$4,765,700	4,765,700	$1,101	$—
$152,675	$(331,878)	$103,629,510	103,670,978	$27,745	$62,897
$(3,964,556)	$2,763,265	$—	—	$1,125,495	$—
$(13,978,204)	$4,039,000	$511,932,723	150,790,423	$10,086,841	$62,897

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$3,420,217,643	$0	$3,420,217,643
Corporate Bonds	—	3,091,003,962	—	3,091,003,962
Collateralized Mortgage Obligations	—	619,816,461	—	619,816,461
Commercial Mortgage-Backed Securities	—	139,341,600	—	139,341,600
Non-Agency Mortgage-Backed Securities	—	55,329,094	—	55,329,094
Adjustable Rate Mortgages	—	987,246	—	987,246
Mortgage-Backed Security	—	374,609	—	374,609
Investment Companies	511,932,723	—	—	511,932,723
TOTAL SECURITIES	$511,932,723	$7,327,070,615	$0	$7,839,003,338
Other Financial Instruments:
Assets
Futures Contracts	$14,469,056	$—	$—	$14,469,056
Foreign Exchange Contracts	—	544,218	—	544,218
TOTAL OTHER FINANCIAL INSTRUMENTS	$14,469,056	$544,218	$—	$15,013,274

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
BSBY	—Bloomberg Short-Term Bank Yield Index
CMT	—Constant Maturity Treasury
EMTN	—Euro Medium Term Loan
EUR	—Euro Currency
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.16	$9.10	$9.12	$9.12
Income From Investment Operations:
Net investment income (loss)	0.03	0.06	0.15[1]	0.19	0.15	0.09
Net realized and unrealized gain (loss)	(0.15)	0.04	0.03	0.06	(0.02)	0.00[2]
Total From Investment Operations	(0.12)	0.10	0.18	0.25	0.13	0.09
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.15)	(0.19)	(0.15)	(0.09)
Net Asset Value, End of Period	$9.07	$9.22	$9.19	$9.16	$9.10	$9.12
Total Return[3]	(1.32)%	1.07%	2.03%	2.79%	1.39%	1.04%
Ratios to Average Net Assets:
Net expenses[4]	0.51%[5]	0.51%	0.56%	0.91%	0.91%	0.92%
Net investment income	0.61%[5]	0.69%	1.65%	2.10%	1.60%	1.02%
Expense waiver/reimbursement[6]	0.09%[5]	0.10%	0.09%	0.09%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,236,518	$1,604,459	$664,369	$318,992	$281,543	$269,004
Portfolio turnover[7]	12%	26%	47%	36%	32%	33%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.15	$9.09	$9.12	$9.11
Income From Investment Operations:
Net investment income (loss)	0.04	0.08	0.17[1]	0.24	0.20	0.14
Net realized and unrealized gain (loss)	(0.15)	0.03	0.04	0.06	(0.03)	0.01
Total From Investment Operations	(0.11)	0.11	0.21	0.30	0.17	0.15
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.17)	(0.24)	(0.20)	(0.14)
Net Asset Value, End of Period	$9.07	$9.22	$9.19	$9.15	$9.09	$9.12
Total Return[2]	(1.25)%	1.22%	2.36%	3.36%	1.83%	1.70%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%	0.36%	0.36%	0.37%	0.37%
Net investment income	0.76%[4]	0.85%	1.91%	2.65%	2.17%	1.58%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.09%	0.08%	0.12%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,711,406	$6,845,790	$3,669,765	$3,248,715	$3,237,960	$2,629,099
Portfolio turnover[6]	12%	26%	47%	36%	32%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.15	$9.10	$9.12	$9.11
Income From Investment Operations:
Net investment income (loss)	0.03	0.06	0.16[1]	0.21	0.16	0.10
Net realized and unrealized gain (loss)	(0.15)	0.04	0.04	0.04	(0.03)	0.01
Total From Investment Operations	(0.12)	0.10	0.20	0.25	0.13	0.11
Less Distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.16)	(0.20)	(0.15)	(0.10)
Net Asset Value, End of Period	$9.07	$9.22	$9.19	$9.15	$9.10	$9.12
Total Return[2]	(1.29)%	1.12%	2.20%	2.78%	1.49%	1.25%
Ratios to Average Net Assets:
Net expenses[3]	0.46%[4]	0.46%	0.56%	0.81%	0.82%	0.82%
Net investment income	0.67%[4]	0.76%	1.80%	2.20%	1.72%	1.09%
Expense waiver/reimbursement[5]	0.07%[4]	0.09%	0.10%	0.13%	0.15%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,513	$16,322	$17,458	$74,205	$53,156	$33,431
Portfolio turnover[6]	12%	26%	47%	36%	32%	33%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	Computed on an annualized basis.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2022	Year Ended September 30,		Period Ended 9/30/2019[1]
		2021	2020
Net Asset Value, Beginning of Period	$9.22	$9.19	$9.15	$9.12
Income From Investment Operations:
Net investment income (loss)	0.04	0.08	0.16[2]	0.08
Net realized and unrealized gain (loss)	(0.16)	0.03	0.05	0.03
Total From Investment Operations	(0.12)	0.11	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.04)	(0.08)	(0.17)	(0.08)
Net Asset Value, End of Period	$9.06	$9.22	$9.19	$9.15
Total Return[3]	(1.35)%	1.23%	2.37%	1.23%
Ratios to Average Net Assets:
Net expenses[4]	0.35%[5]	0.35%	0.35%	0.35%[5]
Net investment income	0.78%[5]	0.85%	1.70%	2.65%[5]
Expense waiver/reimbursement[6]	0.04%[5]	0.05%	0.06%	0.06%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$876,796	$805,078	$313,440	$30,911
Portfolio turnover[7]	12%	26%	47%	36%[8]

1	Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2022 (unaudited)

Assets:
Investment in securities, at value including $4,659,691 of securities loaned and $511,932,723 of investment in affiliated holdings* (identified cost $7,978,325,716)	$7,839,003,338
Cash	4,632,888
Due from broker (Note 2)	4,470,000
Income receivable	9,881,651
Income receivable from affiliated holdings	1,684,966
Receivable for investments sold	50,673
Receivable for shares sold	11,806,003
Unrealized appreciation on foreign exchange contracts	544,218
Total Assets	7,872,073,737
Liabilities:
Payable for investments purchased	1,615,574
Payable for shares redeemed	22,381,496
Payable for variation margin on futures contracts	544,816
Payable for collateral due to broker for securities lending (Note 2)	4,765,700
Income distribution payable	1,514,608
Payable for investment adviser fee (Note 5)	54,686
Payable for administrative fee (Note 5)	16,803
Payable for other service fees (Notes 2 and 5)	161,486
Accrued expenses (Note 5)	784,888
Total Liabilities	31,840,057
Net assets for 864,723,107 shares outstanding	$7,840,233,680
Net Assets Consist of:
Paid-in capital	$7,973,696,631
Total distributable earnings (loss)	(133,462,951)
Total Net Assets	$7,840,233,680
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($1,236,518,166 ÷ 136,319,200 shares outstanding), $0.001 par value, 2,000,000,000 shares authorized	$9.07
Institutional Shares:
Net asset value per share ($5,711,406,491 ÷ 629,968,722 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.07
Service Shares:
Net asset value per share ($15,512,960 ÷ 1,710,470 shares outstanding), $0.001 par value, 1,000,000,000 shares authorized	$9.07
Class R6 Shares:
Net asset value per share ($876,796,063 ÷ 96,724,715 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.06

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2022 (unaudited)

Investment Income:
Interest	$39,928,882
Dividends (including $10,085,740 received from affiliated holdings*)	10,148,636
Net income on securities loaned (includes $1,101 earned from affiliated holdings related to cash collateral balances) (Note 2)	10,956
TOTAL INCOME	50,088,474
Expenses:
Investment adviser fee (Note 5)	13,313,981
Administrative fee (Note 5)	3,476,118
Custodian fees	125,540
Transfer agent fees (Note 2)	1,879,522
Directors’/Trustees’ fees (Note 5)	23,919
Auditing fees	17,529
Legal fees	4,594
Portfolio accounting fees	122,939
Other service fees (Notes 2 and 5)	1,147,208
Share registration costs	190,544
Printing and postage	42,497
Taxes	100
Miscellaneous (Note 5)	20,311
TOTAL EXPENSES	20,364,802
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(1,893,523)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,172,603)
TOTAL WAIVER AND REIMBURSEMENTS	(3,066,126)
Net expenses	17,298,676
Net investment income	32,789,798
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments (including net realized gain of $4,039,000 on sales of investments in affiliated holdings*)	$(1,352,650)
Net realized gain on futures contracts	28,650,996
Realized gain distribution from affiliated investment company shares	62,897
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(13,978,204) on investments in affiliated holdings*)	(186,315,278)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(3,408)
Net change in unrealized appreciation of foreign exchange contracts	284,037
Net change in unrealized appreciation of futures contracts	13,100,282
Net realized and unrealized gain (loss) on investments, foreign currency transactions, foreign exchange contracts and futures contracts	(145,573,124)
Change in net assets resulting from operations	$(112,783,326)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2022	Year Ended 9/30/2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$32,789,798	$59,296,705
Net realized gain (loss)	27,361,243	1,751,388
Net change in unrealized appreciation/depreciation	(172,934,367)	17,322,326
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(112,783,326)	78,370,419
Distributions to Shareholders:
Class A Shares	(4,710,931)	(8,051,351)
Institutional Shares	(25,043,819)	(48,074,615)
Service Shares	(54,070)	(150,422)
Class R6 Shares	(3,303,686)	(3,823,635)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(33,112,506)	(60,100,023)
Share Transactions:
Proceeds from sale of shares	3,051,335,544	10,538,613,489
Net asset value of shares issued to shareholders in payment of distributions declared	24,575,937	44,642,606
Cost of shares redeemed	(4,361,429,856)	(5,994,911,288)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,285,518,375)	4,588,344,807
Change in net assets	(1,431,414,207)	4,606,615,203
Net Assets:
Beginning of period	9,271,647,887	4,665,032,684
End of period	$7,840,233,680	$9,271,647,887
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Total Return Series, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of three portfolios. The financial statements included herein are only those of Federated Hermes Ultrashort Bond Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation
Semi-Annual Shareholder Report

that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,066,126 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the six months ended March 31, 2022, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$486,340	$(358,392)
Institutional Shares	1,360,268	(812,023)
Service Shares	3,704	(2,188)
Class R6 Shares	29,210	—
TOTAL	$1,879,522	$(1,172,603)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund will incur or pay up to 0.15% and 0.10% of the maximum 0.25% on Class A Shares and Service Shares, respectively, until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Semi-Annual Shareholder Report

For the six months ended March 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$1,139,338
Service Shares	7,870
TOTAL	$1,147,208
For the six months ended March 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2022, tax years 2018 through 2021 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
Semi-Annual Shareholder Report

The average notional value of short futures contracts held by the Fund throughout the period was $942,379,131. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date receivable of foreign exchange contracts sold by the Fund throughout the period was $392,095. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being
Semi-Annual Shareholder Report

registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Securities Lending
The Fund participates in a securities lending program providing for the lending of corporate bonds and government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Semi-Annual Shareholder Report

As of March 31, 2022, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$4,659,691	$4,765,700
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts		$—	Payable for variation margin on futures contracts	$(14,469,056)*
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	544,218		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$544,218		$(14,469,056)

*
Includes cumulative appreciation of futures contracts as reported in the footnotes to the
Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$28,650,996

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Total
Interest rate contracts	$13,100,282	$—	$13,100,282
Foreign exchange contracts	—	284,037	284,037
TOTAL	$13,100,282	$284,037	$13,384,319
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	48,738,067	$447,688,051	201,827,152	$1,861,651,488
Shares issued to shareholders in payment of distributions declared	508,383	4,652,266	858,231	7,915,352
Shares redeemed	(86,854,369)	(795,332,886)	(101,040,251)	(932,117,246)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(37,607,919)	$(342,992,569)	101,645,132	$937,449,594
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	241,494,363	$2,213,653,029	855,553,995	$7,886,479,001
Shares issued to shareholders in payment of distributions declared	1,942,211	17,769,258	3,627,678	33,444,917
Shares redeemed	(355,925,898)	(3,259,301,994)	(516,136,185)	(4,758,535,990)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(112,489,324)	$(1,027,879,707)	343,045,488	$3,161,387,928
	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	123,933	$1,135,959	2,114,981	$19,500,270
Shares issued to shareholders in payment of distributions declared	5,714	52,256	15,877	146,377
Shares redeemed	(188,726)	(1,727,790)	(2,261,222)	(20,848,185)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(59,079)	$(539,575)	(130,364)	$(1,201,538)
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	Six Months Ended 3/31/2022		Year Ended 9/30/2021
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	42,496,180	$388,858,505	83,611,976	$770,982,730
Shares issued to shareholders in payment of distributions declared	229,939	2,102,157	340,174	3,135,960
Shares redeemed	(33,329,887)	(305,067,186)	(30,745,078)	(283,409,867)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	9,396,232	$85,893,476	53,207,072	$490,708,823
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(140,760,090)	$(1,285,518,375)	497,767,328	$4,588,344,807
4. FEDERAL TAX INFORMATION
At March 31, 2022, the cost of investments for federal tax purposes was $7,978,325,716. The net unrealized depreciation of investments for federal tax purposes was $124,309,104. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,923,924 and net unrealized depreciation from investments for those securities having an excess of cost over value of $144,233,028. The amounts presented are inclusive of derivative contracts.
As of September 30, 2021, the Fund had a capital loss carryforward of $35,108,283 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$16,964,426	$18,143,857	$35,108,283
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended March 31, 2022, the Adviser voluntarily waived $1,769,564 of its fee and voluntarily reimbursed $1,172,603 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2022, the Adviser reimbursed $123,959.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the six months ended March 31, 2022, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended March 31, 2022, FSSC received $2,547 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36%, 0.46% and 0.35% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2022, were as follows:
Purchases	$1,029,951,170
Sales	$1,452,687,992
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2022, the Fund had no outstanding loans. During the six months ended March 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2022, there were no outstanding loans. During the six months ended March 31, 2022, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 to March 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2021	Ending Account Value 3/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$986.80	$2.53
Institutional Shares	$1,000	$987.50	$1.78
Service Shares	$1,000	$987.10	$2.28
Class R6 Shares	$1,000	$986.50	$1.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.39	$2.57
Institutional Shares	$1,000	$1,023.14	$1.82
Service Shares	$1,000	$1,022.64	$2.32
Class R6 Shares	$1,000	$1,023.19	$1.77

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.51%
Institutional Shares	0.36%
Service Shares	0.46%
Class R6 Shares	0.35%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
Federated Hermes Ultrashort Bond Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional
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matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”), which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the
Semi-Annual Shareholder Report

fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In addition to considering the above-referenced factors, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection
Semi-Annual Shareholder Report

with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant investment categories and the Fund’s benchmark index, portfolio attribution information and commentary on the effect of current and recent market conditions.
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The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its deliberations. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other mutual funds’ fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients (such as institutional separate accounts) and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the
Semi-Annual Shareholder Report

Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that cost allocations on a fund-by-fund basis may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability
Semi-Annual Shareholder Report

information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management (including market data on which portfolio managers make investment decisions), trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fees as a fund attains a certain size.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted
Semi-Annual Shareholder Report

that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Total Return Series, Inc. (the “Corporation”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Ultrashort Bond Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where
Semi-Annual Shareholder Report

applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that the Fund did not utilize alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
◾ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.
Semi-Annual Shareholder Report

Federated Hermes Ultrashort Bond Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31428Q762
CUSIP 31428Q747
CUSIP 31428Q754
CUSIP 31428Q713
28411 (5/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Total Return Series, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 23, 2022

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 23, 2022